2. Summary of Significant Accounting Policies (Details - Estimated useful lives)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Market related intangible assets [Member]
Estimated useful life of intangible asset		5 years
Furniture and Fixtures [Member]
Estimated useful lives of property	5 years	5 years
Equipment [Member]
Estimated useful lives of property	5 years	5 years
Warehouse [Member]
Estimated useful lives of property	39 years	39 years
Leasehold Improvements [Member]
Estimated useful lives of property	5 years	5 years
Construction in Progress [Member]
Estimated useful lives of property	0 years	0 years
Land [Member]
Estimated useful lives of property	0 years	0 years